Advance of Subscription Payment (Details)						12 Months Ended
	Feb. 05, 2026 CNY (¥)	Oct. 16, 2025 USD ($)	Oct. 16, 2025 CNY (¥)	Jan. 17, 2025 USD ($)	Jan. 17, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Advance of Subscription Payment [Line Items]
Percentage of subscription proceeds						3.00%
First Installment [Member]
Advance of Subscription Payment [Line Items]
Proceeds from subscription				$ 6,956,522	¥ 50,000,000
Second Installment [Member]
Advance of Subscription Payment [Line Items]
Proceeds from subscription		$ 2,782,609	¥ 20,000,000
Subsequent Event [Member]
Advance of Subscription Payment [Line Items]
Proceeds from subscription	¥ 40,000,000
Sunrise Guizhou [Member]
Advance of Subscription Payment [Line Items]
Total consideration						¥ 200,000,000
Jieshou Xinyang Equity Investment Fund Partnership Enterprise [Member]
Advance of Subscription Payment [Line Items]
Percentage of subscription of shares						10.00%